Convertible Redeemable preferred Shares ("Preferred Shares")	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares ("Preferred Shares")
18.	CONVERTIBLE REDEEMABLE PREFERRED SHARES (“PREFERRED SHARES”)

The following table summarizes the issuances of convertible redeemable preferred shares.

Series	Issuance Date	Shares Issued	Issue Price per Share	Net Proceeds from Issuance
			US$	US$	RMB
Seed	August 1, 2017	200,000,000	0.0050	1,000	6,715
Seed	March 25,2020	53,699,985	1.0615	57,000	403,230
Seed	April 27, 2020	45,315,250	1.0615	48,100	340,082
Seed	April 27, 2020	6,443,998	0.00001	-	-
Seed	July 29, 2020	21,479,994	1.0615	22,800	159,530
Seed	September 11, 2020	31,651,271	1.5009	47,505	324,882
A-1	October 9, 2017	66,667,000	0.0150	1,000	6,649
A-2	October 9, 2017	145,038,000	0.0207	3,008	20,000
A-2	October 9, 2017	38,677,000	0.0207	802	5,333
A-2	March 25,2020	15,035,996	1.0615	15,960	112,904
A-2	April 27, 2020	27,923,992	1.1173	31,200	220,593
B-1	September 5, 2018	14,503,820	0.0622	902	6,158
B-2	September 5, 2018	171,289,239	0.0655	11,220	76,594
B-3	October 22, 2018	85,351,118	0.0820	7,000	48,465
B-3+	February 25, 2019	87,075,383	0.1740	15,150	101,704
C	July 26, 2019	206,907,594	0.5644	114,814	789,872
C	April 27, 2020	26,573,188	0.5644	14,999	105,911
C	September 11, 2020	39,859,783	0.5644	22,499	153,866
D	March 25, 2020	66,432,971	1.1173	71,868	508,411
E	September 11, 2020	144,331,134	1.5799	225,668	1,543,323

The Series Seed preferred shares, the Series A-1 preferred shares and the Series A-2 preferred shares are collectively defined as “Junior preferred shares”, and the Junior preferred shares, the Series B-1 preferred shares, the Series B-2, the Series B-3 preferred shares, the Series B-3+ preferred shares, the Series C preferred shares, the Series D preferred shares and Series E preferred shares are collectively defined as “preferred shares” thereafter.

18.	CONVERTIBLE REDEEMABLE PREFERRED SHARES (“PREFERRED SHARES”) (Continued)

The key terms of the preferred shares are as follows:

Conversion right

All of the preferred shares are convertible, at the option of the holders at any time after the original issue date of the relevant series of preferred shares into such number of fully paid ordinary shares. Each preferred share was automatically converted into ordinary shares at the then effective conversion price upon the closing of a Qualified IPO.

The conversion ratio for each preferred share was determined by dividing the issue price by the then conversion price, in effect at the time of the conversion. The initial conversion price of each class of preferred share was its respective subscription price, and was subject to adjustment in the event of the issuance of additional ordinary shares at a per share price less than the conversion price.

Redemption right

At the option of a holder of the preferred shares, the Company redeemed at the redemption price all or any part of the outstanding preferred shares, at any time on or after the earlier of: (i) the redemption start date for each series of preferred shares; or (ii) the date on which a holder of any equity securities of the Company requested a redemption of its shares. Upon issuance of certain rounds of preferred shares, the redemption start dates of certain pre-existing preferred shares were modified to conform with the newly issued preferred shares. (Refer to Modifications and Repurchases of preferred shares below).

The Junior preferred shares, B-1, B-2, B-3, B-3+ preferred shares’ redemption price was equal to the respective preferred shares’ issue price compounded with an interest rate of 10% per annum, and C, D, E preferred shares’ redemption price was equal to the respective preferred shares’ issue price calculated with a simple interest rate of 10% per annum, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for any share splits, share dividends, share combinations, recapitalizations or the like.

Dividend rights

Each preferred share had the right to receive non-cumulative dividends, on an as-converted basis, when, as and if declared by the Board.

The order of distribution was made from holders of Series E, holders of Series D, holders of Series C preferred shares, holders of Series B preferred shares, to holders of Junior preferred shares. No distribution to Junior preferred shares was made until full payment of the amount distributable on the more senior preferred shares. No dividend was paid on the ordinary shares at any time unless and until all dividends on the preferred shares had been paid in full.

No dividends on preferred and ordinary shares had been declared since the issuance date until IPO.

Liquidation rights

Upon the occurrence of any liquidation event, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution were distributed to the shareholders in the following order and manner:

Holders of preferred shares of later series had preference to the distribution of assets or funds over holders of preferred shares of earlier series and holders of ordinary shares, in the following sequence: Series E preferred shares, Series D preferred shares, Series C preferred shares, Series B-3+ preferred shares, Series B-3 preferred shares, Series B-2 preferred shares, Series B-1 preferred shares, and Junior preferred shares. The amount of preference was equal to 100% of the issuance price, calculated with a simple interest rate of 10% per annum, plus any and all declared but unpaid dividends.

After distribution to the holder of preferred shares the amount of preference, all remaining assets and funds of the Company available for distribution to the shareholders were distributed ratably among all the shareholders on a fully diluted basis.

Voting rights

Each preferred share conferred the right to receive notice of, attend and vote at any general meeting of members on an as-converted basis. The holders of the preferred shares voted together with the ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

18.	CONVERTIBLE REDEEMABLE PREFERRED SHARES (“PREFERRED SHARES”) (Continued)

Accounting of preferred shares

The Company classified all preferred shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The preferred shares were recorded initially at fair value, net of issuance costs.

The Company recorded accretion on the preferred shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion, calculated using the effective interest method, was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. The accretion of preferred shares was RMB 3,465, RMB 59,200 and RMB 242,209 for the years ended December 31,2018, 2019 and 2020, respectively.

The Company determined that the embedded conversion features and the redemption features did not require bifurcation as they either were clearly and closely related to the preferred shares or did not meet the definition of a derivative.

The Company had determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company taking into account independent valuations.

Upon completion of the IPO, all preferred shares were converted to 1,301,189,200 Class A ordinary shares.

(a) Modifications and Repurchases of Preferred Shares

Concurrently with the issuance of Series A-2 preferred shares in October 2017, terms of previously issued 200,000 Series Seed ordinary shares and 66,667 Series A-1 ordinary shares were modified by adding a liquidation preference and a redemption right, and were redesignated into same number of Series Seed preferred shares and Series A-1 preferred shares, respectively. The Company accounted for this redesignation as a repurchase of previously issued ordinary shares with the consideration of new issuance of preferred shares at fair value.

Upon issuance of Series B preferred shares in 2018 and Series C preferred shares in 2019, the redemption start dates of certain pre-existing preferred shares were modified to conform with the newly issued preferred shares. From both quantitative and qualitative perspectives, the Company assessed the impact of these modifications and concluded that they represent a modification rather than extinguishment of pre-existing preferred shares, and the impact of the modification was immaterial.

Upon issuance of Series B-1 and B-2 preferred shares in 2018, the liquidation preference amount of Junior preferred shares was modified to add a 10% simple interest per annum. The Company assessed the impact of this modification and concluded that it represented a modification, and accounted for the change in fair value of RMB 3,521 as a deemed dividend.

In the year ended December 31, 2019, the Company repurchased 60,349,275 Junior preferred shares whose book value was RMB 8,676 from shareholders for total consideration of RMB 69,915. Concurrently, the Company issued 60,349,275 Series B-3+ preferred shares for total consideration of RMB 69,915. The difference of RMB 61,239 between the consideration transferred and the book value of repurchased the preferred shares was treated as deemed dividends to preferred shareholders.

In the year ended December 31, 2020, the Company repurchased 132,718,241 Junior preferred shares whose book value was RMB 14,379 from shareholders for total consideration of RMB 1,068,599. Concurrently, the Company issued 132,718,241 Junior preferred shares for total consideration of RMB 1,068,599. The difference of RMB 1,054,220 between the consideration transferred and the book value of repurchased the preferred shares was treated as deemed dividends to preferred shareholders.

(b) Redesignation of Founder’s Ordinary Shares to Preferred Shares

In April 2020, the Company re-designated 6,443,998 ordinary shares owned by one of its founders into preferred shares. The transaction was accounted for as a repurchase of ordinary shares and an issuance of preferred shares. The difference between the fair value of the ordinary share repurchased of RMB 33,290 and fair value of the newly issued preferred shares of RMB 35,142 amounted to RMB 1,852 was recognized as share-based compensation expenses.

18.	CONVERTIBLE REDEEMABLE PREFERRED SHARES (“PREFERRED SHARES”) (Continued)

The Company’s preferred shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized below:

	Junior Preferred Shares		Series B-1 and B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-3+ Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2018	450,382,000	46,698	-	-	-	-	-	-	-	-	-	-	-	-	450,382,000	46,698
Issuance of preferred shares, net of issuance costs	-	-	185,793,059	82,752	85,351,118	48,465	-	-	-	-	-	-	-	-	271,144,177	131,217
Accretion on preferred shares to redemption value	-	4	-	2,567	-	894	-	-	-	-	-	-	-	-	-	3,465
Modification of preferred shares	-	3,521	-	-	-	-									-	3,521
Derecognition of a forward liability	-	2,986	-	-	-	-	-	-	-	-	-	-	-	-	-	2,986
Balances as of December 31, 2018	450,382,000	53,209	185,793,059	85,319	85,351,118	49,359	-	-	-	-	-	-	-	-	721,526,177	187,887
Repurchase of preferred shares	(60,349,275)	(8,676)	-	-	-	-	-	-	-	-	-	-	-	-	(60,349,275)	(8,676)
Issuance of preferred shares, net of issuance costs	-	-	-	-	-	-	87,075,383	101,704	206,907,594	789,872	-	-	-	-	293,982,977	891,576
Accretion on preferred shares to redemption value	-	2,181	-	8,625	-	4,920	-	8,796	-	34,678	-	-	-	-	-	59,200
Balances as of December 31, 2019	390,032,725	46,714	185,793,059	93,944	85,351,118	54,279	87,075,383	110,500	206,907,594	824,550	-	-	-	-	955,159,879	1,129,987

18.	CONVERTIBLE REDEEMABLE PREFERRED SHARES (“PREFERRED SHARES”) (Continued)

	Junior Preferred Shares		Series B-1 and B-2 Preferred Shares		Series B-3 Preferred Shares		Series B-3+ Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31,2019	390,032,725	46,714	185,793,059	93,944	85,351,118	54,279	87,075,383	110,500	206,907,594	824,550	-	-	-	-	955,159,879	1,129,987
Repurchase of preferred shares	(132,718,241)	(14,379)	-	-	-	-	-	-	-	-	-	-	-	-	(132,718,241)	(14,379)
Issuance of preferred shares, net of issuance costs	195,106,488	1,561,221	-	-	-	-	-	-	66,432,971	563,404	66,432,971	508,411	144,331,134	1,543,323	472,303,564	4,176,359
Redesignation of Founder’s ordinary shares to preferred shares	6,443,998	35,142	-	-	-	-	-	-	-	-	-	-	-	-	6,443,998	35,142
Accretion on preferred shares to redemption value	-	75,620	-	8,431	-	4,810	-	10,072	-	76,015	-	36,442	-	30,819	-	242,209
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO	(458,864,970)	(1,704,318)	(185,793,059)	(102,375)	(85,351,118)	(59,089)	(87,075,383)	(120,572)	(273,340,565)	(1,463,969)	(66,432,971)	(544,853)	(144,331,134)	(1,574,142)	(1,301,189,200)	(5,569,318)
Balances as of December 31, 2020	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-